Deferred Revenues and Contract Liabilities - Summary of Deferred Revenues and Contract Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Accruals and deferred income [abstract]
Deferred revenues and contract liabilities	$ 484	$ 20,033
Others	(1)
Total Deferred revenue and contract liabilities	$ 483	$ 20,033